INVESTMENTS IN AVAILABLE-FOR-SALE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2013
Amortized Cost and Approximate Fair Values of Securities
The amortized cost of securities and their approximate fair values are as follows as of December 31:

	Amortized	Gross	Gross
	Cost	Unrealized	Unrealized	Fair
	Basis	Gains	Losses	Value
	(In Thousands)
December 31, 2013:
Debt securities issued by U.S. government corporations
and agencies	$18,767	$-	$520	$18,247
Obligations of states and municipalities	13,780	391	198	13,973
Mortgage-backed securities	56,799	126	2,357	54,568
SBA loan pools	611	50	-	661
Money market mutual funds	346	-	-	346
	90,303	567	3,075	87,795
Money market mutual funds included in cash
and cash equivalents	(346)	-	-	(346)
	$89,957	$567	$3,075	$87,449

December 31, 2012:
Debt securities issued by U.S. government corporations
and agencies	$30,760	$86	$11	$30,835
Obligations of states and municipalities	13,598	956	3	14,551
Corporate debt securities	2,006	52	5	2,053
Mortgage-backed securities	42,737	601	81	43,257
SBA loan pools	1,010	114	-	1,124
Money market mutual funds	358	-	-	358
	90,469	1,809	100	92,178
Money market mutual funds included in cash
and cash equivalents	(358)	-	-	(358)
	$90,111	$1,809	$100	$91,820

Scheduled Maturities of Securities
The scheduled maturities of securities were as follows as of December 31, 2013:

Fair
Value
(In Thousands)
Due after one year through five years	$13,119
Due after five years through ten years	8,831
Due after ten years	10,270
Mortgage-backed securities	54,568
SBA loan pools	661
$87,449

Aggregate Fair Value and Unrealized Losses of Securities That Have Been in Continuous Unrealized Loss Position for Less Than Twelve Months and for Twelve Months or More
The aggregate fair value and unrealized losses of securities that have been in a continuous unrealized loss position for less than twelve months and for twelve months or more are as follows:

	Less than 12 Months		12 Months or Longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(In Thousands)
December 31, 2013:
Debt securities issued by U.S. Government
corporations and agencies	$18,247	$520	$-	$-	$18,247	$520
Obligations of states and municipalities	3,340	198	-	-	3,340	198
Mortgage-backed securities	42,185	1,958	6,240	359	48,425	2,317
Total temporarily impaired securities	63,772	2,676	6,240	359	70,012	3,035

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	331	40	331	40
Total temporarily impaired and other-
than-temporarily impaired securities	$63,772	$2,676	$6,571	$399	$70,343	$3,075

December 31, 2012:
Debt securities issued by U.S. Government
corporations and agencies	$2,989	$11	$-	$-	$2,989	$11
Obligations of states and municipalities	720	3	-	-	720	3
Corporate debt securities	-	-	495	5	495	5
Mortgage-backed securities	8,642	20	118	3	8,760	23
Total temporarily impaired securities	12,351	34	613	8	12,964	42

Other-than-temporarily impaired securities:
Mortgage-backed securities	-	-	280	58	280	58
Total temporarily impaired and other-
than-temporarily impaired securities	$12,351	$34	$893	$66	$13,244	$100

Other Than Temporary Impairement Losses on Debt Securities
The following table summarizes other-than-temporary impairment losses on debt securities for the years ended December 31, 2013 and 2012:

	2013	2012
	Mortgage-Backed	Mortgage-Backed
	Securities	Securities
	(In Thousands)
Total other-than-temporary impairment losses	$57	$70
Less: unrealized other-than-temporary losses
recognized in other comprehensive loss (1)	(40)	(58)

Net impairment losses recognized in earnings (2)	$17	$12

(1)  Represents the noncredit component of the other-than-temporary impairment on the securities.
(2)  Represents the credit component of the other-than-temporary impairment on securities.

Activity Related to Credit Component Recognized on Debt Securities
Activity related to the credit component recognized in earnings on debt securities held by the Company for which a portion of other-than-temporary impairment was recognized in other comprehensive income for the year ended December 31, 2013 is as follows:

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2012	$12
Additions for the credit component on debt securities in which
other-than-temporary impairment was previously recognized	17
Balance, December 31, 2013	$29

Mortgage-Backed
Securities
(In Thousands)
Balance, December 31, 2011	$0
Additions for the credit component on debt securities in which
other-than-temporary impairment was not previously recognized	12
Balance, December 31, 2012	$12